Stockholders' Equity	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity

Note 7. Stockholders’ Equity

Conversion of shares

During nine months ended April 30, 2016, the holders of our convertible notes elected to convert accrued interest into shares of common stock as detailed below:

Date	Amount Converted	Number of Shares Issued
August 14, 2015	$840	42,000
August 24, 2015	1,770	88,500
September 1, 2015	5,611	14,029
September 2, 2015	420	21,000
September 11, 2015	1,780	89,000
September 24, 2015	2,700	135,000
October 8, 2015	690	34,500
October 16, 2015	4,418	220,900
November 16, 2015	3,560	178,000
December 22, 2015	4,140	207,000
January 7, 2016	1,310	65,500
January 18, 2016	3,098	154,900
February 1, 2016	3,260	163,000
February 16, 2016	1,700	170,000
February 22, 2016	1,750	175,000
Total	$37,047	1,758,329

Note 8. Stockholders’ Equity

Beneficial Conversion Discount on Convertible Notes Payable

During the years ended July 31, 2015 and 2014, we recognized beneficial conversion discounts on issuance of convertible notes payable of $1,142,949 and $1,118,979, respectively. See Note 7.

Conversion of shares

During year ended July 31, 2015, we issued 402,450 shares of common stock as a result of conversions of convertible notes payable of $126,849. The conversions were effected by the original payee of the note or its subsequent assigns as discussed in Note 5 above. During the same period we issued 825,872 shares of common stock to Bloise as a result of a conversion of a convertible note payable of $330,349. During the year ended July 31, 2014, we issued 157,918 shares of common stock as a result of conversions of convertible notes payable of $315,835.

Preferred Stock

On June 12, 2015, the board of directors designated 1,000,000 shares of Series E preferred stock. The Series E preferred stock has a par value of $0.001 and ranks subordinate to the Company’s common stock. The outstanding shares of Series E preferred stock have the right to take action by written consent or vote based on the number of votes equal to twice the number of votes of all outstanding shares of capital stock. On the same date, the Company issued 1,000,000 shares of Series E preferred stock to Bloise International Corporation, a Panama corporation whose beneficial owner is Ilya Solodov (“Bloise”), for compensation in a control transaction. Prior to this transaction, Bloise owned 1,275,872 shares of common stock, or approximately 62%, of the Company. These shares were valued at $140,000 which was the estimated market value of the Series E Preferred Stock on the date of the transaction. The market value was determined by estimating the market value of the controlling interest in a public company.